        As filed with the Securities and Exchange Commission on October 12, 2001
                                                      1933 Act File No. 33-74668
                                                      1940 Act File No. 811-8326

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 16
                                                     ----


                                       AND
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 17
                                             ----


                         MFS(R)VARIABLE INSURANCE TRUST
             (Exact name of registrant as specified in its charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 617-954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

         |_| immediately upon filing pursuant to paragraph (b) |_| on [DATE] pursuant to paragraph (b)
         |_| 60 days after filing pursuant to paragraph (a)(i) |_| on April 30, 2001 pursuant to paragraph (a)(i)
         |_| 75 days after filing pursuant to paragraph (a)(ii)

         |X| on December 26, 2001 pursuant to paragraph (a)(ii) of rule 485.


         If appropriate, check the following box:

         |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Prospectus dated May 1, 2001 of MFS Variable Insurance Trust is incorporated into this Post-Effective Amendment No. 16 by reference to the Prospectus dated May 1, 2001 of MFS Variable Insurance Trust filed by the Registrant pursuant to Rule 485(a) under the Securities Act of 1933, as amended, with the Securities and Exchange Commission via EDGAR on February 23, 2001.

The Financial Highlights of MFS Variable Insurance Trust for the six months ended June 30, 2001 and the five years ended December 31, 2000, are incorporated into this Post-Effective Amendment No. 16 by reference to the Semiannual Report dated June 30, 2001 of MFS Variable Insurance Trust filed by the Registrant via EDGAR on August 15, 2001.

The Statement of Additional Information dated May 1, 2001 of MFS Variable Insurance Trust is incorporated into this Post-Effective Amendment No. 16 by reference to the Statement of Additional Information dated May 1, 2001 of MFS Variable Insurance Trust filed by the Registrant pursuant to Rule 485(a) under the Securities Act of 1933, as amended, with the Securities and Exchange Commission via EDGAR on February 23, 2001.

The financial statements included in the Annual Report of MFS Variable Insurance Trust dated December 31, 2000, which was filed by the Registrant with the Securities and Exchange Commission via EDGAR on February 14, 2001, are hereby incorporated by reference to such materials into this Post-Effective Amendment No. 16.

The financial statements included in the Semiannual Report of MFS Variable Insurance Trust dated June 30, 2001, which was filed by the Registrant with the Securities and Exchange Commission via EDGAR on August 15, 2001, are hereby incorporated by reference to such materials into this Post-Effective Amendment No. 16.

                       MFS(R) VARIABLE INSURANCE TRUST(SM)

                        MFS VALUE SERIES (VALUE SERIES)


        Supplement to the Current Prospectus and Statement of Additional
                               Information (SAI)

     This Supplement describes one new series of the Trust, the Value Series (the series), and it supplements certain information in the Trust's Prospectus and SAI dated May 1, 2001. The following caption headings correspond with the caption headings used in the Prospectus. Information which is not supplemented applies equally to the new series.

-----------------
I EXPENSE SUMMARY
-----------------

(>)  Expense Table

     The "Expense Table" describes the fees and expenses that you may pay when you hold initial class and service class shares of the series. These fees and expenses do not take into account the fees and expenses imposed by insurance companies through which your investment in the series may be made. The table is supplemented as follows:

     Annual Series Operating Expenses (expenses that are deducted from the series' assets):

                                                            Initial         Service
Value Series                                                 Class           Class
------------                                                -------         -------
   Management Fees ...................................        0.75%           0.75%
   Distribution (12b-1) Fees .........................         N/A            0.20%(1)
   Other Expenses(2) .................................        0.44%           0.44%
                                                             -----           -----
   Total Annual Series Operating Expenses(2) .........        1.19%           1.39%
    Fee Waiver/Expense Reimbursement(3) ..............       (0.29)%         (0.29)%
                                                             -----           -----
    Net Expenses(2) ..................................        0.90%           1.10%
                                                             -----           -----

     ---------

     (1) The series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

     (2) "Other Expenses" are based on estimated amounts for the current fiscal year. The series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and therefore may be higher than the actual expenses of the series.

     (3) MFS has contractually agreed to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

(>)  Example of Expenses

     The "Example of Expenses" table is intended to help you compare the cost of investing in the series with the cost of investing in other mutual funds.

     The examples assume that:

     o You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The series' operating expenses remain the same, except that the series' total operating expenses are assumed to be the series' "Net Expenses" for the first year, and the series' "Total Annual Series Operating Expenses" for subsequent years (see Expense Table). The Table is supplemented as follows:

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

Value Series                                               Year 1        Year 3
-------------------------------------------------------------------------------
   Initial Class                                            $92         $349
-------------------------------------------------------------------------------
   Service Class                                            112          412
-------------------------------------------------------------------------------

----------------------
II RISK RETURN SUMMARY
----------------------


     16: Value Series
     ..........................................................................

(>)  Investment Objective

     The series' investment objective is to seek capital appreciation and reasonable income. This objective may be changed without shareholder approval.

(>)  Principal Investment Policies

     The Series invests, under normal market conditions, at least 65% of its total assets in income producing equity securities of companies which Massachusetts Financial Services Company (referred to as MFS or the adviser), believes are undervalued in the market relative to their long term potential. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While the series may invest in companies of any size, the series generally focuses on undervalued companies with large market capitalizations. The equity securities of these companies may be undervalued because:

     o they are temporarily out of favor in the market due to

         > a decline in the market

         > poor economic conditions

         > developments that have affected or may affect the issuer of the securities or the issuer's industry

     o the market has overlooked them.

     Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The series seeks to achieve a gross yield that exceeds that of the S&P 500 Index. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may invest in foreign securities through which it may have exposure to foreign currencies.

(>)  Principal Risks of an Investment

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objectives, that are not described here.

     The principal risks of investing in the series are:

     o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     o Undervalued Securities Risk: The series may invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

     o Large Cap Companies Risk: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potential lower risk, the series' value may not rise as much as the value of series that emphasize smaller cap companies.

     o Interest Rate Risk: Income producing equity securities may react like fixed income securities to changes in interest rates. Thus, when interest rates rise, the prices of income producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

     o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

         > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

         > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

         > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

         > Foreign markets may be less liquid and more volatile than U.S.
           markets.

         > Foreign securities often trade in currencies other than the U.S.
           dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in buying and selling these stocks at prevailing market prices.

     o As with any mutual fund, you could lose money on your investment in the series.

     An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(>)  Bar Chart and Performance Table

     The bar chart and performance table are not included because the series does not have a full calendar year of investment operations.

(>)  Portfolio Manager

     Lisa B. Nurme, a Senior Vice President of MFS, has been employed in the investment management area of the adviser since 1987 and has been the portfolio manager of the series since its inception.

-------------------                                      -----------------------
A p p e n d i x   A                                      V a l u e   S e r i e s
-------------------                                      -----------------------

(>)  Investment Techniques and Practices

     In pursuing its investment objective and investment policies, the Value Series may engage in the following principal and non-principal investment techniques and practices. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

   Symbols                                                  X permitted                                             -- not permitted
------------------------------------------------------------------------------------------------------------------------------------
  Debt Securities
   Asset-Backed Securities                                     X        Investment in Other Investment Companies
    Collateralized Mortgage Obligations and Multiclass                   Open-End                                                 X
      Pass-Through Securities                                  X         Closed-End                                               X
    Corporate Asset-Backed Securities                          X        Lending of Portfolio Securities                           X
    Mortgage Pass-Through Securities                           X        Leveraging Transactions
    Stripped Mortgage-Backed Securities                        X         Bank Borrowings                                         --
   Corporate Securities                                        X         Mortgage "Dollar-Roll" Transactions                      X*
   Loans and Other Direct Indebtedness                         X         Reverse Repurchase Agreements                           --
   Lower Rated Bonds                                           X        Options
   Municipal Bonds                                             X         Options on Foreign Currencies                            X
   Speculative Bonds                                           X         Options on Futures Contracts                             X
   U.S. Government Securities                                  X         Options on Securities                                    X
   Variable and Floating Rate Obligations                      X         Options on Stock Indices                                 X
   Zero Coupon Bonds, Deferred Interest Bonds and PIK                    Reset Options                                            X
    Bonds                                                      X         "Yield Curve" Options                                    X
  Equity Securities                                            X        Repurchase Agreements                                     X
  Foreign Securities Exposure                                           Restricted Securities                                     X
   Brady Bonds                                                 X        Short Sales                                              --
   Depositary Receipts                                         X        Short Sales Against the Box                              --
   Dollar-Denominated Foreign Debt Securities                  X        Short Term Instruments                                    X
   Emerging Markets                                            X        Swaps and Related Derivative Instruments                  X
   Foreign Securities                                          X        Temporary Borrowings                                      X
  Forward Contracts                                            X        Temporary Defensive Positions                             X
  Futures Contracts                                            X        Warrants                                                  X
  Indexed Securities/Structured Products                       X        "When-Issued" Securities                                  X
  Inverse Floating Rate Obligations                           --

     * The series will only enter into "covered" mortgage dollar-roll transactions, meaning that the series segregates liquid securities equal in value to the securities it will repurchase and does not use these transactions as a form of leverage.

      The following caption headings correspond with the caption headings used in the Statement of Additional Information. Information which is not supplemented applies equally to the new Series.

(I)   DEFINITIONS -- Page 3

      This section is supplemented as follows:

        The number "16" replaces the number "15" at the end of the first paragraph.

      The following item is added at the end of the list of investment options:

        MFS Value Series*

(III) INVESTMENT TECHNIQUES, PRACTICES AND RISKS -- Beginning on page 3

      This section is supplemented by adding the following disclosure at the end of the section on page 4:

        16. Value Series:

  Foreign Securities: ................   35%
  Lower Rated Bonds: .................   up to (but not including) 20%
  Securities Lending: ................   30%

(IV)  INVESTMENT RESTRICTIONS -- Beginning on page 4

      The fundamental restrictions on page 4 of the SAI do not apply to the Value Series. This section is supplemented by adding the following disclosure after the last paragraph on page 4:

      The Trust, on behalf of the Value Series, may not:

        (1) Borrow Money: borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (2) Underwrite Securities: underwrite securities issued by other persons, except that all or any portion of the assets of the Series may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Series may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

        (3) Real Estate, Oil and Gas, Mineral Interests, Commodities: purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, Futures Contracts and Forward Contracts) in the ordinary course of its business. The Series reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, Futures Contracts and Forward Contracts) acquired as a result of the ownership of securities.

        (4) Senior Securities: issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, Forward Contracts and Futures Contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

        (5) Make Loans: make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (6) Industry Concentration: purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.


                 The date of this Supplement is January 1, 2002

                         MFS(R) VARIABLE INSURANCE TRUST

                                   On Behalf of
                               MFS(R) VALUE SERIES


                                     PART C


ITEM 23.    EXHIBITS

                  1 (a) Declaration of Trust, dated January 28, 1994.  (2)

                    (b) Amendment to Declaration of Trust - Designation of
                        Series of Shares dated January 31, 1994.  (2)

                    (c) Amendment to Declaration of Trust - Redesignation of
                        Series, dated June 1, 1995.  (2)

                    (d) Amendment to Declaration of Trust - Redesignation of
                        Series, dated April 25, 1996. (3)

                    (e) Certificate of Amendment to Declaration of Trust -
                        Redesignation of Series, dated September 9, 1997.  (7)

                    (f) Amendment to Declaration of Trust - Designation of
                        MFS New Discovery Series dated February 26, 1998.  (5)

                    (g) Amendment to Declaration of Trust - Designation of MFS
                        Investors Growth Stock Series (formerly MFS(R)Growth Series), dated February 11, 1999. (10)

                    (h) Amendment to Declaration of Trust - Designation of
                        MFS Global Equity Series and redesignation of series, dated April 29, 1999. (4)

                    (i) Amendment to Declaration of Trust - Redesignation of
                        MFS Emerging Markets Equity Series, dated December 1, 1999. (4)


                    (j) Amendment to Declaration of Trust - Redesignation of
                        initial class shares and establishment of service class shares and designation of MFS Mid Cap Growth Series. (12)

                    (k) Form of Amendment to Declaration of Trust -
                        Establishment and designation of MFS Value Series; filed herewith.

                  2 (a) By-Laws, dated January 28, 1994.  (2)

                    (b) Amendment to the By-Laws dated July 19, 2001; filed
                        herewith.

                  3     Not Applicable.

                  4 (a) Investment Advisory Agreement by and between
                        Registrant and Massachusetts Financial Services Company, dated April 14, 1994 as amended and restated on October 15, 1997. (5)

                    (b) Sub-Advisory Agreement by and between Massachusetts
                        Financial Services Company and Foreign & Colonial Management Ltd., dated October 16, 1997. (5)

                    (c) Sub-Advisory Agreement by and between Foreign &
                        Colonial Management Ltd. and Foreign & Colonial Emerging Markets Limited, dated October 16, 1997. (5)

                    (d) Investment Advisory Agreement between the Registrant
                        and Massachusetts Financial Services Company on behalf of MFS New Discovery Series. (5)

                    (e) Investment Advisory Agreement between the Registrant
                        and Massachusetts Financial Services Company on behalf of MFS Investors Growth Stock Series (formerly MFS(R)Growth Series). (9)

                    (f) Investment Advisory Agreement between the Registrant
                        and Massachusetts Financial Services Company on behalf of MFS Global Equity Series. (4)

                    (g) Investment Advisory Agreement between the Registrant
                        and Massachusetts Financial Services Company on behalf of MFS Mid Cap Growth Series. (12)

                    (h) Form of Master Investment Advisory Agreement between the
                        Registrant and Massachusetts Financial Services Company on behalf of MFS Value Series; filed herewith.

                  5 (a) Distribution Agreement between Registrant and
                        Massachusetts Investors Services, Inc., dated April 14, 1994. (2)

                    (b) Dealer Agreement between MFS Fund Distributors, Inc.
                        and a dealer, and the Mutual Fund Agreement between MFS Fund Distributors, Inc. and a bank, effective April 6, 2001. (6)

                  6     Not Applicable.


                  7 (a) Custodian Agreement between Registrant and State
                        Street Bank & Trust Company, dated July 2, 2001.  (8)

                    (b) Global Custodian Contract between Registrant and
                            Chase Manhattan Bank. (8)

                  8 (a) Shareholder Servicing Agent Agreement between
                        Registrant and MFS Service Center, dated April 14, 1994. (2)

                    (b) Dividend Disbursing Agency Agreement between
                        Registrant and State Street Bank and Trust, dated April 14, 1994. (2)

                    (c) Master Administrative Services Agreement, dated March
                        1, 1997, as amended and restated April 1, 1999.  (1)

                    (d) Exhibit A dated July 19, 2001 to the Master
                        Administration Services Agreement.  (14)

                  9 Opinion and Consent of Counsel updated to include MFS Value Series, dated October 11, 2001; filed herewith.

                 10     Not Applicable.

                 11     Not Applicable.

                 12     Investment Representation Letter.  (2)

                 13 Service Class Distribution Plan pursuant to Rule 12b-1 effective April 26, 2000. (12)

                 14     Not Applicable.

                 15 (a) Plan Pursuant to Rule 18f-3 effective April 26,
                        2000.  (12)

                    (b) Exhibits as revised December 20, 2000 to the Amended
                        and Restated Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940. (13)

                 16 Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. (11)

                 Power of Attorney dated July 26, 2000.  (12)

----------------------------

(1) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 31, 1999.
(2) Incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed with the SEC via EDGAR on October 26, 1995.
(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed with the SEC via EDGAR on May 30, 1996.
(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed with the SEC via EDGAR on February 11, 2000.
(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the SEC via EDGAR on February 27, 1998.
(6) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 41 filed with the SEC via EDGAR on April 30, 2001.
(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the SEC via EDGAR on October 1, 1997.
(8) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 34 filed with the SEC via EDGAR on July 30, 2001.
(9) Incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the SEC via EDGAR on February 12, 1999.
(10)  Incorporated by reference to Registrant's Post-Effective Amendment No.
      13 filed with the SEC via EDGAR on March 22, 1999.
(11) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 40 filed with the SEC via EDGAR on August 28, 2000.
(12)  Incorporated by reference to Registrant's Post-Effective Amendment No.
      15 filed with the SEC via EDGAR on February 23, 2001.
(13) Incorporated by reference to MFS Series Trust II (File Nos. 33-7637 and 811-4775) Post-Effective Amendment No. 30 filed with the SEC via EDGAR on March 30, 2001.
(14) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 42 filed with the SEC via EDGAR on August 28, 2001.


ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            Not applicable.

ITEM 25.    INDEMNIFICATION

            Reference is hereby made to (a) Section 5.3 of the Registrant's Declaration of Trust; and (b) Section 9 of the Shareholder Servicing Agent Agreement between the Registrant and MFS Service Center, Inc.

            The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and distributor will be insured as of the effective date of this Registration Statement under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

            MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
Massachusetts Investors Trust; Massachusetts Investors Growth Stock Fund; MFS Growth Opportunities Fund; MFS Government Securities Fund; MFS Government Limited Maturity Fund; MFS Series Trust I (which has 12 series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Value Fund, MFS New Discovery Fund, MFS Technology Fund, MFS Research International Fund, MFS Global Telecommunications Fund and MFS Japan Equity
Fund); MFS Series Trust II (which has two series: MFS Emerging Growth Fund and MFS Large Cap Growth Fund); MFS Series Trust III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund); MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund); MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International New Discovery Fund, MFS International Strategic Growth Fund and MFS International Value Fund); MFS Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund); MFS Series Trust VII (which has one series: MFS Capital Opportunities Fund); MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS Global Growth Fund); MFS Series Trust IX (which has eight series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Emerging Opportunities Fund, MFS Large Cap Value Fund and MFS High Quality Bond Fund); MFS Series Trust X (which has 18 series:
MFS Government Mortgage Fund, MFS Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Investors Trust, MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS Income Fund, MFS European Equity Fund, MFS High Yield Fund, MFS New Endeavor Fund, MFS Multi Cap Growth Fund, MFS Fundamental Growth Fund, MFS Gemini Large Cap U.S. Fund, MFS Gemini U.K. Fund, MFS International ADR Fund, MFS Global Conservative Equity Fund, MFS International Core Equity Fund and MFS Global Health Sciences Fund); MFS Series Trust XI (which has four series: MFS Union Standard Equity Fund, Vertex Contrarian Fund, Vertex Income Fund and MFS Mid Cap Value Fund); and MFS Municipal Series Trust (which has 18 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS

California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund, MFS Municipal Income Fund, MFS New York High Income Tax Free Fund and MFS Massachusetts High Income Tax Free Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

            MFS also serves as investment adviser of the following open-end
Funds: MFS Institutional Trust ("MFSIT") (which has 10 series) and MFS Variable Insurance Trust ("MVI") (which has 14 series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

            In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

            Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 31 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

            The  Directors of MFS are Arnold D. Scott,  John W. Ballen,  Kevin
R. Parke, Thomas J. Cashman, Jr., Joseph W. Dello Russo, William W. Scott, Donald A. Stewart, James Prieur and William W. Stinson. Jeffrey L. Shames is the Chairman and Chief Executive Officer, Mr. Ballen is President, Mr. Arnold Scott is a Senior Executive Vice President, Mr. William Scott is Vice Chairman, Mr. Cashman, Mr. Dello Russo and Mr. Parke are Executive Vice Presidents (Mr. Dello Russo is also Chief Financial Officer and Chief
Administrative Officer and Mr. Parke is also Chief Investment Officer), Stephen E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Senior Vice President and Treasurer of MFS.

            MASSACHUSETTS INVESTORS TRUST
            MASSACHUSETTS INVESTORS GROWTH STOCK FUND
            MFS GROWTH OPPORTUNITIES FUND
            MFS GOVERNMENT SECURITIES FUND
            MFS GOVERNMENT LIMITED MATURITY FUND
            MFS SERIES TRUST I
            MFS SERIES TRUST II
            MFS SERIES TRUST III
            MFS SERIES TRUST IV
            MFS SERIES TRUST V
            MFS SERIES TRUST VI
            MFS SERIES TRUST VII
            MFS SERIES TRUST VIII
            MFS SERIES TRUST IX
            MFS SERIES TRUST X
            MFS SERIES TRUST XI
            MFS MUNICIPAL SERIES TRUST
            MFS VARIABLE INSURANCE TRUST
            MFS INSTITUTIONAL TRUST
            MFS MUNICIPAL INCOME TRUST
            MFS MULTIMARKET INCOME TRUST
            MFS GOVERNMENT MARKETS INCOME TRUST
            MFS INTERMEDIATE INCOME TRUST
            MFS CHARTER INCOME TRUST
            MFS SPECIAL VALUE TRUST

            Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Secretary and Clerk, James O. Yost, a Senior Vice President of MFS, is the Treasurer, Ellen M. Moynihan, Laura F. Healy, Robert R. Flaherty and Mark
E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary and Assistant Clerk.

            MFS/SUN LIFE SERIES TRUST

            C. James Prieur, President and Director of Sun Life Assurance Company of Canada, is the President, S Stephen E. Cavan is the Secretary and Clerk, James O. Yost is the Treasurer, Ellen M. Moynihan, Laura F. Healy, Robert R. Flaherty and Mark E. Bradley are the Assistant Treasurers, James R. Bordewick, Jr., is the Assistant Secretary and Assistant Clerk.

            MONEY MARKET VARIABLE ACCOUNT
            HIGH YIELD VARIABLE ACCOUNT
            CAPITAL APPRECIATION VARIABLE ACCOUNT
            GOVERNMENT SECURITIES VARIABLE ACCOUNT
            TOTAL RETURN VARIABLE ACCOUNT
            GLOBAL GOVERNMENTS VARIABLE ACCOUNT
            MANAGED SECTORS VARIABLE ACCOUNT

            C. James Prieur is the President, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr., is the Assistant Secretary.

            MIL FUNDS
            MFS MERIDIAN FUNDS

            Jeffrey L. Shames is Chairman, John A. Brindle, Richard W. S. Baker, Arnold D. Scott and William F. Waters are Directors, Stephen E. Cavan is the Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan, Laura F. Healy, Robert R. Flaherty and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

            VERTEX INVESTMENT MANAGEMENT, INC., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex Contrarian Fund and Vertex Income Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

            Jeffrey L. Shames is a Director and the President, Arnold D. Scott is a Director, Kevin R. Parke is Executive Vice President and Chief Equity Officer, John W. Ballen is Executive Vice President and Chief Investment Officer, John D. Laupheimer is a Senior Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

            MFS INTERNATIONAL LTD. ("MIL BERMUDA"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds known as the MFS Funds after January 1999 (which will have 11 portfolios as of January 1999):
U.S. Equity Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Dollar Reserve Fund, Charter Income Fund, U.S. Research Fund, U.S. Strategic Growth Fund, Global Equity Fund, European Equity Fund and European Corporate Bond Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Global Growth Fund, MFS Meridian Money Market Fund, MFS Meridian Global Balanced Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian Global Asset Allocation Fund and the MFS Meridian Research International Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

            Arnold D. Scott, Jeffrey L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Secretary, Robert T. Burns is an Assistant Secretary, Joseph W. Dello Russo is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

            MFS INTERNATIONAL (U.K.) LTD. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

            Thomas J. Cashman, Arnold D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

            MFS INTERNATIONAL S.C. LTDA ("MIL BRAZIL"), a private commercial limited liability quota company organized under the laws of Brazil whose current address is Al Campinas, 1070, 7 andar, Sala 15, Sao Paulo, Sao Paulo, Brazil, is primarily involved in providing market development services to increment the use of MFS products and services in Brazil as well as being a distributor of the MFS Meridian Funds.

            Jeffrey L. Shames is President and Advisory Board Member and Stephen E. Cavan is an Advisory Board Member.

            MFS INSTITUTIONAL ADVISORS (AUSTRALIA) LTD. ("MFSI-AUSTRALIA"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

            Thomas J. Cashman, Jr. is President and a Director, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

            MFS FUND DISTRIBUTORS, INC. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

            Jeffrey L. Shames is Chairman, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary and Thomas B. Hastings is the Assistant Treasurer.

            MFS SERVICE CENTER, INC. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

            Arnold D. Scott is a Director, Jeffrey L. Shames is Chairman, Joseph W. Dello Russo is a Director and the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

            MFS  INSTITUTIONAL   ADVISORS,   INC.  ("MFSI"),  a  wholly  owned
subsidiary of MFS, provides investment advice to substantial private clients.

            Thomas J. Cashman, Jr. is Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Kevin R. Parke is an Executive Vice President and Managing Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

            MFS RETIREMENT SERVICES, INC. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

            Jeffrey L. Shames is the Chairman, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

            MFS INVESTMENT MANAGEMENT K.K. ("MIMCO"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMCO, whose address is

Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

            Jeffrey L. Shames and Arnold D. Scott are Directors.

            MFS HERITAGE TRUST COMPANY ("MFS TRUST"), a New Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

            Stephen E. Cavan and Joseph W. Dello Russo are Directors. Mr. Cavan is President, Mr. Dello Russo is Treasurer, and Robert T. Burns is Clerk.

            MFS ORIGINAL RESEARCH PARTNERS, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to domestic pooled private investment vehicles.

            Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Directors, Joseph W. Dello Russo is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

            MFS ORIGINAL RESEARCH ADVISORS, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to offshore pooled private investment vehicles.

            Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Directors, Joseph W. Dello Russo is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

            MFS JAPAN HOLDINGS, LLC, a private limited liability company organized under the laws of Delaware whose address is 500 Boylston Street, Boston, MA 02116, is primarily a holding company and is 50% owned by Massachusetts Financial Services Company and 50% owned by Sun Life Financial (Japan), Inc.

            Jeffrey L. Shames, Thomas J. Cashman, Jr. and Donald A. Stewart are Directors.

            SUN LIFE OF CANADA (U.S.) FINANCIAL SERVICES HOLDINGS, INC., a company incorporated under the laws of Delaware whose address is 500 Boylston Street, Boston, Massachusetts 02116, is the direct parent company of Massachusetts Financial Services Company.

            John W. Ballen is a Director and the Chairman, Kevin R. Parke is Chief Executive Officer and President, Joseph W. Dello Russo is a Director and the Treasurer; Jeffrey L. Shames, Donald A. Stewart and C. James Prieur are Directors and Robert T. Burns is Secretary.

            NEW ENGLAND STREAMING MEDIA, LLC, a limited liability company organized under the laws of Delaware whose address is 500 Boylston Street, Boston, Massachusetts 02116, is primarily involved in internet technology.

            Jeffrey L. Shames, John W. Ballen and Joseph W. Dello Russo are Directors.

            In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

            Donald A. Stewart          Chairman, Sun Life Assurance Company
                                        of Canada, Sun Life Centre, 150 King
                                        Street West, Toronto, Ontario, Canada
                                        (Mr. Stewart is also an officer
                                        and/or Director of various
                                        subsidiaries and affiliates of Sun
                                        Life)

            C. James Prieur            President and a Director, Sun Life
                                        Assurance Company of Canada, Sun Life
                                        Centre, 150 King Street West,
                                        Toronto, Ontario, Canada (Mr. Prieur
                                        is also an officer and/or Director of
                                        various subsidiaries and affiliates
                                        of Sun Life)

            William W. Stinson         Director, Sun Life Assurance Company
                                        of Canada, Sun Life Centre, 150 King
                                        Street West,  Toronto, Ontario,
                                        Canada; Director, United Dominion
                                        Industries Limited, Charlotte, N.C.;
                                        Director, PanCanadian Petroleum
                                        Limited, Calgary, Alberta; Director,
                                        LWT Services, Inc., Calgary Alberta;
                                        Director, Western Star Trucks, Inc.,
                                        Kelowna, British Columbia; Director,
                                        Westshore Terminals Income Fund,
                                        Vancouver, British Columbia; Director
                                        (until 4/99), Canadian Pacific Ltd.,
                                        Calgary, Alberta

ITEM 27.    DISTRIBUTORS

            (a)  Reference is hereby made to Item 26 above.

            (b) Reference is hereby made to Item 26 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

            (c)  Not applicable.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS

            The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                      NAME                          ADDRESS
                      ----                          -------

            Massachusetts Financial Services    500 Boylston Street
             Company (investment adviser)       Boston, MA  02116

            MFS Fund Distributors, Inc.         500 Boylston Street
             (distributor)                      Boston, MA  02116

            State Street Bank & Trust           225 Franklin Street
             Company (custodian)                Boston, MA  02110

            MFS Service Center, Inc.            2 Avenue de LaFayette
             (transfer agent)                   Boston, MA  02111-1738

ITEM 29.    MANAGEMENT SERVICES

            Not applicable.

ITEM 30.    UNDERTAKINGS

            Not applicable.

                                   SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 11th day of October, 2001.

                                       MFS VARIABLE INSURANCE TRUST


                                       By:    JAMES R. BORDEWICK, JR.
                                              -------------------------------
                                       Name:  James R. Bordewick, Jr.
                                       Title: Assistant Clerk and Assistant
                                              Secretary


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on October 11, 2001.


      SIGNATURE                                 TITLE


JEFFREY L. SHAMES*                        Chairman, President (Principal
---------------------------------         Executive Officer) and Trustee
Jeffrey L. Shames


JAMES O. YOST*                            Treasurer (Principal Financial Officer
---------------------------------         and Principal Accounting Officer)
James O. Yost


WILLIAM R. GUTOW*                         Trustee
---------------------------------
William R. Gutow

NELSON J. DARLING, JR.*                   Trustee
---------------------------------
Nelson J. Darling, Jr.



                                          *By:   JAMES R. BORDEWICK, JR.
                                                 -----------------------
                                           Name:  James R. Bordewick, Jr.
                                                    as Attorney-in-fact

                                           Executed by James R. Bordewick, Jr.
                                           on behalf of those indicated
                                           pursuant to a Power of Attorney
                                           dated July 26, 2000, incorporated by
                                           reference to the Registrant's
                                           Post-Effective Amendment No. 15
                                           filed electronically with the
                                           Securities and Exchange Commission
                                           on February 23, 2001.

                             INDEX TO EXHIBITS

EXHIBIT NO.                 DESCRIPTION OF EXHIBIT                  PAGE NO.
-----------                 ----------------------                  --------


    1    (k)         Form of Amendment to Declaration of
                      Trust - Establishment and designation
                      of MFS Value Series.

    2    (b)         Amendment to the By-Laws dated July 19,
                      2001.

    4    (h)         Form of Master Investment Advisory
                      Agreement between the Registrant and
                      Massachusetts Financial Services
                      Company on behalf of MFS Value Series.

    9                Opinion and Consent of Counsel updated
                      to include MFS Value Series, dated
                      October 11, 2001.